Document and Entity Information	0 Months Ended
Apr. 05, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 5, 2013
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Apr 5, 2013
Document Effective Date	Apr 5, 2013
Prospectus Date	Feb 25, 2013

Aberdeen Asia Bond Fund | Aberdeen Asia Bond Fund
Aberdeen Asia Bond Fund

ABERDEEN FUNDS

Aberdeen Asia Bond Fund
(the "Fund")

Supplement to the Fund's Statutory Prospectus
dated February 25, 2013, as supplemented to date

The following replaces the first three paragraphs in the section entitled, "Summary – Aberdeen Asia Bond Fund – Principal Strategies" of the Fund's Statutory prospectus:

The Asia Bond Fund seeks to achieve its objective by investing primarily in bonds and other debt securities of Asian sovereign and corporate issuers. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds of Asian issuers, as defined below, and derivatives that reflect the performance of Asian issuers. The portion of the Fund's assets not invested in these investments may be invested in debt securities issued by the U.S. government, its agencies and instrumentalities, U.S. companies and multinational organizations, such as the Asian Development Bank, as well as non-Asian derivatives and other assets. The Fund may invest without limit in emerging markets and in issuers of any market capitalization, including start-ups.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy, the market value of the derivative would be included to meet the 80% minimum. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia Bond Fund.

An issuer is generally considered to be an Asian issuer if it (i) is organized under the laws of, or has its principal office in Asia; (ii) has its principal securities trading market in Asia; (iii) alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in Asia; and/or (iv) issues securities denominated in the currency of an Asian country. For the purposes of the Fund's investments, Asia currently includes Bangladesh, Brunei, China, Hong Kong, India, Indonesia, Japan, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Nepal, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

Please retain this Supplement for future reference.

This Supplement is dated April 5, 2013.

Label	Element	Value
Aberdeen Asia Bond Fund | Aberdeen Asia Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Asia Bond Fund
(the "Fund")

Supplement to the Fund's Statutory Prospectus
dated February 25, 2013, as supplemented to date

The following replaces the first three paragraphs in the section entitled, "Summary – Aberdeen Asia Bond Fund – Principal Strategies" of the Fund's Statutory prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Asia Bond Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Asia Bond Fund seeks to achieve its objective by investing primarily in bonds and other debt securities of Asian sovereign and corporate issuers. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds of Asian issuers, as defined below, and derivatives that reflect the performance of Asian issuers. The portion of the Fund's assets not invested in these investments may be invested in debt securities issued by the U.S. government, its agencies and instrumentalities, U.S. companies and multinational organizations, such as the Asian Development Bank, as well as non-Asian derivatives and other assets. The Fund may invest without limit in emerging markets and in issuers of any market capitalization, including start-ups.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy, the market value of the derivative would be included to meet the 80% minimum. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia Bond Fund.

An issuer is generally considered to be an Asian issuer if it (i) is organized under the laws of, or has its principal office in Asia; (ii) has its principal securities trading market in Asia; (iii) alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in Asia; and/or (iv) issues securities denominated in the currency of an Asian country. For the purposes of the Fund's investments, Asia currently includes Bangladesh, Brunei, China, Hong Kong, India, Indonesia, Japan, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Nepal, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

Please retain this Supplement for future reference.

This Supplement is dated April 5, 2013.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 25, 2013